Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax [Abstract]
Income Tax Disclosure [Text Block]
INCOME TAXES

We were historically included in SunEdison's consolidated U.S. federal income tax return as discussed in Note 2 "Summary of Significant Accounting Policies"; our income taxes are computed and reported herein under the “separate return” method for 2013 and 2012. Use of the separate return method may result in differences when the sum of the amounts allocated to carve-out tax provisions are compared with amounts presented in SunEdison's consolidated financial statements. The related deferred tax assets and liabilities in that event, could be significantly different from those presented herein. Furthermore, certain tax attributes (i.e., net operating loss carryforwards) that were actually reflected in SunEdison's consolidated financial statements may or may not exist at the carve-out level. We will file our own U.S. tax returns during 2015 for 2014 and have computed and reported our 2014 results based on the filing methods we will employ as a separate company.
The net (loss) income before income tax (benefit) expense consists of the following:

	For the year ended December 31,
	2014	2013	2012
In millions
U.S.	$(23.5)	$(126.5)	$(117.1)
Foreign	(64.3)	115.2	243.4
Total	$(87.8)	$(11.3)	$126.3

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
In millions
Year ended December 31, 2014:
Parent Company	$9.7	$—	$9.7
U.S. Federal and State	0.8	—	0.8
Foreign	18.8	(26.7)	(7.9)
Total	$29.3	$(26.7)	$2.6
Year ended December 31, 2013:
U.S. Federal	$1.6	$15.2	$16.8
U.S. State	1.3	(0.1)	1.2
Foreign	17.8	8.2	26.0
Total	$20.7	$23.3	$44.0
Year ended December 31, 2012:
U.S. Federal	$(1.9)	$—	$(1.9)
Foreign	22.1	(16.6)	5.5
Total	$20.2	$(16.6)	$3.6

Effective Tax Rate
Income tax (benefit) expense for 2014 and 2013, respectively, differed from the amounts computed by applying the Singapore income tax rate of 17% to loss before income taxes and noncontrolling interests as the parent company is now domiciled in Singapore. Income tax expense for 2012 differed from the amounts computed by applying the statutory U.S. federal income tax rate of 35% to income before income taxes and noncontrolling interests.

	For the year ended December 31,
	2014	2013	2012
Income tax at statutory rate	(17.0)%	(17.0)%	35.0%
Increase (reduction) in income taxes:
Effect of international operations (1)	75.3	377.4	(18.4)
Foreign incentives	(0.4)	(19.5)	(3.5)
Tax authority positions, net	8.5	—	(3.1)
Valuation allowance	(62.4)	48.2	(6.7)
Other, net	(1.0)	0.3	(0.4)
Effective tax expense rate	3.0%	389.4%	2.9%

(1) The Company determines the adjustment for taxes on international operations based on the difference between the statutory tax rate applicable to earnings in each foreign jurisdiction and the enacted rate of 17%, 17%, and 35% at December 31, 2014, 2013, and 2012, respectively.
The income tax expense for the year ended December 31, 2014 was primarily the result of the $62.7 million of tax expense associated with a favorable settlement of a polysilicon supply agreement with a subsidiary of SunEdison, a $7.5 million increase to the reserve for uncertain tax positions related to taxable income adjustments attributable to foreign operations, and taxes imposed on certain profitable operations in various foreign jurisdictions. This expense has been largely offset by the reduction of the valuation allowance of $86.9 million on certain deferred tax assets due to our ability to realize those benefits in the future. The 2013 net expense is primarily the result of the geographical mix of earnings from operations taxed at various rates. The 2012 net expense is primarily the result of the geographical mix of earnings from operations taxed at various rates, changes in valuation allowances, and a net decrease to the reserve for uncertain tax positions.
Certain of our subsidiaries have been granted a concessionary tax rate of zero percent on all qualifying income for periods of up to five to ten years based on investments in certain plant and equipment and other development and expansion activities, resulting in a tax benefit for 2014, 2013, and 2012 of $0.4 million, $2.2 million, and $4.6 million, respectively. The income tax rate for qualifying income under the incentive programs will be taxed at an incentive tax rate lower than the corporate tax rate. The Company is in compliance with the qualifying conditions of the tax incentives. The last of these incentives will expire in 2017.
SunEdison's U.S. operations are currently under examination by the IRS for the 2011 and 2012 tax years. We do not believe the finalization of this exam will result in any material adjustments to our tax positions. We also have statutes open for examination by certain international tax jurisdictions for tax years ranging between 2007 and 2013. We believe it is reasonably possible that examinations could be completed within the next twelve months and have recorded amounts in the financial statements that are reflective of the current status of open examinations.
We are domiciled in Singapore. Management has reviewed its repatriation policy during 2014 with respect to our planned legal structure. Recognition of Singapore or local withholding taxes on undistributed non-Singapore earnings would be triggered by a management decision to repatriate those earnings, although there is no current intention to do so. We plan foreign remittance amounts based on projected cash flow needs as well as the working capital and long-term investment requirements of our worldwide subsidiaries and operations, and after concluding that such remittances can be done in a tax-efficient manner. Determination of the amount of taxes that might be paid on these undistributed earnings if eventually remitted is not practicable. For the years ended December 31, 2013 and 2012, management reviewed its policy for repatriation of all our subsidiaries in view of the restructuring announcement made in December 2011 and determined that the undistributed earnings of all our foreign subsidiaries were not expected to be remitted to the United States in the foreseeable future.

Uncertain Tax Positions
A reconciliation of the beginning and ending balances of gross unrecognized tax benefits is as follows:

	For the year ended December 31,
	2014	2013
In millions
Beginning of year	$1.4	$1.6
Additions based on tax positions related to the current year	7.5	—
Reductions for tax positions of prior years	(0.2)	(0.2)
End of year	$8.7	$1.4

We had $8.9 million, $1.6 million, and $1.8 million as of December 31, 2014, 2013, and 2012, respectively, of unrecognized tax benefits, net of U.S. federal, state and local deductions, associated with open tax years for which we are subject to audit in various U.S. federal, state, and foreign jurisdictions. This also includes estimated interest and penalties. The change to the reserve for uncertain tax positions from December 31, 2013 to December 31, 2014 includes a net increase of $7.3 million primarily related to taxable income adjustments attributable to foreign operations. All of our unrecognized tax benefits as of December 31, 2014 and 2013 would favorably affect our effective tax rate if recognized. We are subject to examination in various jurisdictions for the 2007 through 2013 tax years. The Company recognized an immaterial amount in interest and penalties for the periods ended December 31, 2014, 2013, and 2012 and had $0.2 million accrued at December 31, 2014 and 2013, respectively, for the payment of interest and penalties.

Deferred Taxes
The tax effects of the major items recorded as deferred tax assets and liabilities are:

	As of December 31,
	2014	2013
In millions
Deferred tax assets:
Inventories	$4.8	$5.7
Restructuring liabilities	5.2	10.3
Expense accruals	10.5	18.8
Property, plant, and equipment	7.0	104.2
Pension, medical, and other employee benefits	17.5	15.3
Net operating loss carryforwards	67.0	19.7
Tax credits	11.5	73.6
Other	6.3	12.8
Total deferred tax assets	129.8	260.4
Valuation allowance	(81.8)	(224.8)
Net deferred tax assets	48.0	35.6
Deferred tax liabilities:
Pension	—	(6.6)
Other	(5.0)	(7.5)
Total deferred tax liabilities	(5.0)	(14.1)
Net deferred tax assets	$43.0	$21.5

Our deferred tax assets and liabilities, netted by taxing location, are in the following captions in the consolidated balance sheet:

	As of December 31,
	2014	2013
In millions
Current deferred tax assets, net (recorded in deferred tax asset and accrued liabilities)	$26.6	$5.9
Non-current deferred tax assets, net (recorded in other assets and other liabilities)	16.4	15.6
Total	$43.0	$21.5

Our net deferred tax assets totaled $43.0 million as of December 31, 2014, compared to $21.5 million as of December 31, 2013. The increase of $21.5 million in net deferred tax assets in 2014 is primarily attributable to the release of the valuation allowance on certain deferred tax assets due to our ability to realize those benefits in the future and an increase in net operating losses, partially offset by a reduction in deferred tax assets associated with property, plant, and equipment. We have valuation allowances of $81.8 million as of December 31, 2014. We believe that it is more likely than not, with our projections of future taxable income in certain foreign jurisdictions, that we will generate sufficient taxable income to realize the benefits of the net deferred tax assets of $43.0 million.